Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The C&HC Committee generally approves grants of annual equity awards to NEOs at its first quarterly meeting of the year, which is usually held in March. On occasion, the C&HC Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. We did not grant stock options in fiscal 2025, and stock option grants are not currently part of our compensation program. During fiscal 2025, we did not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
Award Timing Method	The C&HC Committee generally approves grants of annual equity awards to NEOs at its first quarterly meeting of the year, which is usually held in March. On occasion, the C&HC Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not grant stock options in fiscal 2025, and stock option grants are not currently part of our compensation program.
MNPI Disclosure Timed for Compensation Value	false